Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jun. 14, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

As described above, in November 2023, the Compensation Committee approved stock option awards to Messrs. Caruso, Longcor and Kolean with respect to 900,000 shares, 500,000 shares, and 290,000 shares, respectively, subject to stockholder approval of an amendment to the 2021 Plan at the 2024 Annual Meeting of Stockholders. Under ASC 718, these stock option awards are considered granted on June 14, 2024, because stockholder approval was received on such date. No other equity awards were granted to the NEOs in 2024. We attempt to make equity awards during periods when we do not have material non-public information (“MNPI”) that could impact our stock price and we do not time the release of MNPI based on equity grant dates.

The following table presents information regarding stock options issued to our NEOs in 2024 with a grant date, under ASC 718, during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.

					Percentage change in
					the closing market
					price of the securities
					underlying the award
					between the trading
					day ending
					immediately prior to
					the disclosure of
					material non-public
					information and the
					trading day beginning
		Number of			immediately following
		securities	Exercise price		the disclosure of
		underlying	of the award	Grant date fair	material non-public
Name	Grant Date(1)	the award	($/share)	value of award	information
James V. Caruso	June 14, 2024	900,000	$2.65	$2,214,000	(13.7)%
Jarrod Longcor	June 14, 2024	500,000	$2.65	$1,230,000	(13.7)%
Chad J. Kolean	June 14, 2024	290,000	$2.65	$713,400	(13.7)%
(1)	As noted above, these grants were approved by the Compensation Committee in November 2023, with the exercise price set at the time of approval. Because these grants were subject to stockholder approval at the Company’s 2024 Annual Meeting of Stockholders, the grant date is June 14, 2024 under ASC 718. On June 14, 2024, the Company issued a Current Report on Form 8-K reporting the adoption of the amendment to the 2021 Plan as well as the voting results for the Company’s 2024 Annual Meeting of Stockholders.

Award Timing Method	No other equity awards were granted to the NEOs in 2024. We attempt to make equity awards during periods when we do not have material non-public information (“MNPI”) that could impact our stock price and we do not time the release of MNPI based on equity grant dates.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	No other equity awards were granted to the NEOs in 2024. We attempt to make equity awards during periods when we do not have material non-public information (“MNPI”) that could impact our stock price and we do not time the release of MNPI based on equity grant dates.
Awards Close in Time to MNPI Disclosures, Table

The following table presents information regarding stock options issued to our NEOs in 2024 with a grant date, under ASC 718, during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.

					Percentage change in
					the closing market
					price of the securities
					underlying the award
					between the trading
					day ending
					immediately prior to
					the disclosure of
					material non-public
					information and the
					trading day beginning
		Number of			immediately following
		securities	Exercise price		the disclosure of
		underlying	of the award	Grant date fair	material non-public
Name	Grant Date(1)	the award	($/share)	value of award	information
James V. Caruso	June 14, 2024	900,000	$2.65	$2,214,000	(13.7)%
Jarrod Longcor	June 14, 2024	500,000	$2.65	$1,230,000	(13.7)%
Chad J. Kolean	June 14, 2024	290,000	$2.65	$713,400	(13.7)%
(1)	As noted above, these grants were approved by the Compensation Committee in November 2023, with the exercise price set at the time of approval. Because these grants were subject to stockholder approval at the Company’s 2024 Annual Meeting of Stockholders, the grant date is June 14, 2024 under ASC 718. On June 14, 2024, the Company issued a Current Report on Form 8-K reporting the adoption of the amendment to the 2021 Plan as well as the voting results for the Company’s 2024 Annual Meeting of Stockholders.

James V. Caruso [Member]
Awards Close in Time to MNPI Disclosures
Name		James V. Caruso
Underlying Securities | shares		900,000
Exercise Price | $ / shares		$ 2.65
Fair Value as of Grant Date | $		$ 2,214,000
Underlying Security Market Price Change		(13.7)
Jarrod Longcor [Member]
Awards Close in Time to MNPI Disclosures
Name		Jarrod Longcor
Underlying Securities | shares		500,000
Exercise Price | $ / shares		$ 2.65
Fair Value as of Grant Date | $		$ 1,230,000
Underlying Security Market Price Change		(13.7)
Chad J. Kolean [Member]
Awards Close in Time to MNPI Disclosures
Name		Chad J. Kolean
Underlying Securities | shares		290,000
Exercise Price | $ / shares		$ 2.65
Fair Value as of Grant Date | $		$ 713,400
Underlying Security Market Price Change		(13.7)